Other liabilities (Details) - MXN ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Other liabilities
Sundry creditors	$ 3,493	$ 3,637
Cash balances undrawn	5,167	5,988
Cash-settled share-based payments	784	534
Accrued personnel obligations	2,211	1,561
Other obligations	1,735	1,395
Credit and debit card operation balances	1,690	1,283
Other liabilities	$ 15,080	$ 14,398